Other Gains / (Losses)-Net	12 Months Ended
Dec. 31, 2018
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Other Gains / (Losses)-Net

NOTE 8—OTHER GAINS / (LOSSES)—NET

(in millions of Euros)	Notes	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Realized gains / (losses) on derivatives (A)		14	—	(62)
Unrealized (losses) / gains on derivatives at fair value through profit and loss—net (A)	4	(84)	57	71
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities—net	4	—	(4)	3
Gains on pension plan amendments(B)	24	36	20	—
Gains / (losses) on disposal(C)		186	(3)	(10)
Wise purchase price adjustment(D)		—	—	20
Other		2	—	(1)

Total other gains / (losses)—net		154	70	21

(A)

Realized gains and losses are related to derivatives entered into with the purpose of mitigating exposure to volatility in foreign currencies and commodity prices. Unrealized gains and losses are related to derivatives that do not qualify for hedge accounting.

(B)

For the year ended December 31, 2018, the Group amended one of its OPEB plans in the US, which resulted in a €36 million gain. For the year ended December 31, 2017, amendments to certain Swiss pension plans, US pension plans and OPEB resulted in a €20 million gain.

(C)

In July 2018, Constellium completed the sale of the North Building assets of its Sierre plant in Switzerland to Novelis and contributed the Sierre site shared infrastructure to a joint-venture with Novelis, in exchange for cash consideration of €200 million. This transaction also resulted in the termination of the existing lease agreement for the North Building assets which had been leased and operated by Novelis since 2005. For the year ended December 31, 2018, the transaction generated a €190 million net gain (See NOTE 31—Subsidiaries and operating segments).

(D)

The contractual price adjustment relating to the acquisition of Wise Metals Intermediate Holdings was finalized in 2016. We received a cash payment of €21 million and recorded €20 million gain net of costs. The cash received was presented in net cash flows used in investing activities (acquisition of subsidiaries net of cash acquired) in the Consolidated Statement of Cash flows.